Other Current Assets (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Prepaid insurance policies	$ 142,420	$ 27,340
Government authorities	103,354	54,977
Other	7,016	7,792
Total	$ 252,790	$ 90,109